Discontinued Operations (Notes)	12 Months Ended
Sep. 30, 2016
Assets and Liabilities Held for Sale [Abstract]
Discontinued Operations
DISCONTINUED OPERATIONS

Adient

As discussed in Note 1, "Summary of Significant Accounting Policies," of the notes to consolidated financial statements, on October 31, 2016, the Company completed the spin-off of its Automotive Experience business by way of the transfer of the Automotive Experience Business from Johnson Controls to Adient plc. The Company did not retain any equity interest in Adient plc. During the first quarter of fiscal 2017, the Company determined that Adient met the criteria to be classified as a discontinued operation and, as a result, Adient’s historical financial results are reflected in the Company’s consolidated financial statements as a discontinued operation, and assets and liabilities were retrospectively reclassified as assets and liabilities held for sale. The Company did not allocate any general corporate overhead to discontinued operations.

The following table summarizes the results of Adient, reclassified as discontinued operations for the fiscal years ended September 30, 2016, 2015 and 2014 (in millions):

	Year Ended September 30,
	2016	2015	2014

Net sales	$16,837	$20,079	$22,032

Income from discontinued operations before income taxes	525	1,220	879
Provision for income taxes on discontinued operations	2,041	529	314
Income from discontinued operations attributable to noncontrolling interests, net of tax	84	66	67
Income (loss) from discontinued operations	$(1,600)	$625	$498

For the fiscal year ended September 30, 2016, the income from discontinued operations before income taxes included separation costs ($418 million), significant restructuring and impairment costs ($332 million), and net mark-to market losses on pension and postretirement plans ($110 million). For the fiscal year ended September 30, 2015, the income from discontinued operations before income taxes included significant restructuring and impairment costs ($182 million), a net gain on a business divestiture ($155 million), transaction and separation costs ($52 million), and net mark-to market losses on pension and postretirement plans ($6 million). For the fiscal year ended September 30, 2014, the income from discontinued operations before income taxes included significant restructuring and impairment costs ($159 million), a net loss on business divestitures ($86 million) and net mark-to market losses on pension and postretirement plans ($50 million).

In preparation for the spin-off of the Automotive Experience business in the first quarter of fiscal 2017, the Company incurred incremental tax expense of $95 million in fiscal 2016. The Company also completed substantial business reorganizations which resulted in total tax charges of $1,891 million in fiscal 2016. Included in this amount is the tax charge provided for in the third quarter of fiscal 2016 of $85 million for changes in entity tax status and the charge provided for in the second quarter of fiscal 2016 of $780 million for income tax expense on foreign undistributed earnings of certain non-U.S. subsidiaries.

In fiscal 2016, the Company did provide U.S. income tax expense related to the restructuring and repatriation of cash for certain non-U.S. subsidiaries in connection with the Automotive Experience planned spin-off. At September 30, 2016 the Company needed to complete the final steps of Automotive Experience restructuring and, as a result, the Company provided deferred taxes of $24 million for the U.S. income tax expense on outside basis differences that will reverse upon the completion of the restructuring.

In the fourth quarter of fiscal 2015, the Company completed its global automotive interiors joint venture with Yanfeng Automotive Trim Systems. Refer to Note 3, "Acquisitions and Divestitures," of the notes to consolidated financial statements for additional information. In connection with the divestiture of the Interiors business, the Company recorded a pre-tax gain on divestiture of $145 million, $38 million net of tax. The tax impact of the gain is due to the jurisdictional mix of gains and losses on the divestiture, which resulted in non-benefited expenses in certain countries and taxable gains in other countries. In addition, in the third and fourth quarters of fiscal 2015, the Company provided income tax expense for repatriation of cash and other tax reserves associated with the Automotive Experience Interiors joint venture transaction, which resulted in a tax charge of $75 million and $223 million, respectively.

In the third quarter of fiscal 2014, the Company disposed of its Automotive Experience Interiors headliner and sun visor product lines. Refer to Note 3, "Acquisitions and Divestitures," of the notes to consolidated financial statements for additional information. As a result, the Company recorded a pre-tax loss on divestiture of $95 million and income tax expense of $38 million. The income tax expense is due to the jurisdictional mix of gains and losses on the sale, which resulted in non-benefited losses in certain countries and taxable gains in other countries.

GWS

On March 31, 2015, the Company announced that it had reached a definitive agreement to sell the remainder of the GWS business to CBRE Group Inc. ("CBRE"), subject to regulatory and other approvals. The sale closed on September 1, 2015. The agreement includes a 10-year strategic relationship between the Company and CBRE. The Company is the preferred provider of HVAC equipment, building automation systems and related services to the portfolio of real estate and corporate facilities managed globally by CBRE and GWS. The Company also engages GWS for facility management services. The annual cash flows resulting from these activities with the legacy GWS business are not currently significant nor are they expected to become significant in the future.

At March 31, 2015, the Company determined that its GWS segment met the criteria to be classified as a discontinued operation. The Company did not allocate any general corporate overhead to discontinued operations.

There were no amounts related to the GWS business classified as discontinued operations for the fiscal year ended September 30, 2016. The following table summarizes the results of GWS, reclassified as discontinued operations for the fiscal years ended September 30, 2015 and 2014 (in millions):

	Year Ended September 30,
	2015	2014

Net sales	$3,025	$4,079

Income from discontinued operations before income taxes	1,203	119
Provision for income taxes on discontinued operations	1,075	75
Income from discontinued operations attributable to noncontrolling interests, net of tax	4	15
Income from discontinued operations	$124	$29

For the fiscal year ended September 30, 2015, the income from discontinued operations before income taxes included a $940 million gain on divestiture for the remainder of the GWS business, a $200 million gain on divestiture of the Company's interest in two GWS joint ventures and current year transaction costs of $87 million. For the fiscal year ended September 30, 2014, the income from discontinued operations before income taxes included a $25 million charge related to the indemnification of certain costs associated with a divested GWS business in 2004.
The effective tax rate is different than the U.S. statutory rate for fiscal 2015 primarily due to $680 million tax expense for repatriation of cash and other tax reserves, and the tax consequences of the sale of the GWS joint ventures ($73 million) and the remaining business ($297 million).
The effective tax rate is different than the U.S. statutory rate for fiscal 2014 primarily due to a tax charge of $35 million related to the change in the Company's assertion over reinvestment of foreign undistributed earnings as well as a non-benefited loss related to the indemnification of certain costs associated with a divested business in 2004, partially offset by foreign tax rate differentials.
Electronics
In the second quarter of fiscal 2014, the Company announced that it had reached a definitive agreement to sell the remainder of the Automotive Experience Electronics business to Visteon Corporation, subject to regulatory and other approvals. The sale closed on July 1, 2014. At March 31, 2014, the Company determined that the Automotive Experience Electronics segment met the criteria to be classified as a discontinued operation, which required retrospective application to financial information for all periods presented. The Company did not allocate any general corporate overhead to discontinued operations.

There were no amounts related to the Automotive Experience Electronics business classified as discontinued operations for the fiscal years ended September 30, 2016 and 2015. The following table summarizes the results of the Automotive Experience Electronics business, classified as discontinued operations for the fiscal years ended September 30, 2014 (in millions):

Year Ended September 30,
2014

Net sales	$1,027

Loss from discontinued operations before income taxes	(8)
Provision for income taxes on discontinued operations	202
Income from discontinued operations attributable to noncontrolling interests, net of tax	8
Loss from discontinued operations	$(218)

For the year ended September 30, 2014, the discontinued operations before income taxes included divestiture-related losses of $80 million comprised of asset and investment impairment charges of $43 million, transaction costs of $27 million and severance obligations of $10 million.

For the year ended September 30, 2014, the Company's effective tax rate for discontinued operations was different than the U.S. federal statutory rate primarily due to a second quarter discrete non-cash tax charge of $180 million related to the repatriation of foreign cash associated with the divestiture of the Electronics business and unbenefited foreign losses.

Assets and Liabilities Held for Sale

The following table summarizes the carrying value of Adient, reclassified as assets and liabilities held for sale at September 30, 2016 and 2015 (in millions):

	September 30, 2016	September 30, 2015

Cash	$105	$44
Cash in escrow related to Adient debt	2,034	—
Accounts receivable - net	2,071	2,134
Inventories	672	712
Other current assets	756	814
Assets held for sale	$5,638	$3,704

Property, plant and equipment - net	$2,240	$2,187
Goodwill	2,385	2,364
Other intangible assets - net	113	129
Investments in partially-owned affiliates	1,745	1,646
Other noncurrent assets	891	528
Noncurrent assets held for sale	$7,374	$6,854

Short-term debt	$41	$17
Current portion of long-term debt	38	7
Accounts payable	2,764	2,594
Accrued compensation and benefits	430	392
Other current liabilities	975	946
Liabilities held for sale	$4,248	$3,956

Long-term debt	$3,441	$346
Pension and postretirement benefits	188	118
Other noncurrent liabilities	259	364
Noncurrent liabilities held for sale	$3,888	$828

The following table summarizes depreciation and amortization, capital expenditures, and significant operating and investing non-cash items related to Adient for the fiscal years ended September 30, 2016, 2015 and 2014 (in millions):

	Year Ended September 30,
	2016	2015	2014

Depreciation and amortization	$331	$333	$428
Pension and postretirement benefit expense	113	15	63
Equity in earnings of partially-owned affiliates	(357)	(295)	(285)
Deferred income taxes	(476)	(50)	(90)
Non-cash restructuring and impairment costs	87	27	52
(Gain) loss on divestitures	—	(155)	86
Equity-based compensation	16	16	14
Other	(2)	(4)	3
Capital expenditures	(395)	(455)	(538)

At September 30, 2016, $157 million of assets and $28 million of liabilities related to the security business in South Africa of the Buildings Tyco segment were classified as held for sale. There is also $17 million of certain Corporate assets that were classified as held for sale.

The following table summarizes the carrying value of the Tyco assets and liabilities held for sale at September 30, 2016 (in millions):

Accounts receivable - net	$9
Inventories	7
Other current assets	3
Property, plant and equipment - net	15
Goodwill	89
Other intangible assets - net	30
Other noncurrent assets	4
Assets held for sale	$157

Accounts payable	$9
Other current liabilities	19
Liabilities held for sale	$28

At September 30, 2015, $55 million of assets and $42 million of liabilities related to certain product lines of the Automotive Experience Interiors segment were classified as held for sale. At September 30, 2016, these product lines no longer met the criteria to be classified as held for sale.